Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Assets Held for Sale	Details of assets held for sale are as follows:

(In millions of Korean won)	Amount
Land	￦	172
Buildings and Other		1,026

Total	￦	1,198